Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000147001
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway International Small Cap Fund, Institutional Class
Accumulated Value		$ 1,000,000		$ 1,102,871	$ 1,409,175	$ 1,397,345	$ 1,251,109	$ 1,258,645	$ 1,643,278	$ 1,323,950	$ 1,777,036	$ 2,240,228	$ 2,721,194
C000147002
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway International Small Cap Fund, Investor Class
Accumulated Value		10,000		11,008	14,030	13,891	12,415	12,456	16,228	13,040	17,460	21,954	26,602
MSCI ACWI ex-USA IMI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2],[3],[4]		MSCI ACWI ex-USA IMI Index (USD) (NR)
Accumulated Value		1,000,000		1,098,105	1,312,818	1,336,257	1,311,643	1,357,720	1,699,352	1,262,269	1,517,147	1,897,406	2,208,376
MSCI ACWI ex-USA IMI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6],[7],[8]		MSCI ACWI ex-USA IMI Index (USD) (NR)
Accumulated Value		10,000		10,981	13,128	13,363	13,116	13,577	16,994	12,623	15,171	18,974	22,084
MSCI ACWI ex-USA Small Cap Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[3]		MSCI ACWI ex-USA Small Cap Index (USD) (NR)
Accumulated Value		1,000,000		1,133,815	1,351,412	1,376,591	1,299,054	1,389,479	1,848,995	1,314,016	1,563,747	1,927,370	2,234,408
MSCI ACWI ex-USA Small Cap Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[7]		MSCI ACWI ex-USA Small Cap Index (USD) (NR)
Accumulated Value		$ 10,000		$ 11,338	$ 13,514	$ 13,766	$ 12,991	$ 13,895	$ 18,490	$ 13,140	$ 15,637	$ 19,274	$ 22,344

[1]	ACWI – All Country World Index
[2]	IMI - Investable Market Index
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	The MSCI ACWI ex-USA IMI Index (USD) (NR) serves as the Fund's regulatory index and provides a broad measure of market performance. Also presented is the performance of the MSCI ACWI ex-USA Small Cap Index (USD) (NR), which the Fund believes is more representative of the securities in which the Fund invests.
[5]	ACWI – All Country World Index
[6]	IMI - Investable Market Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	The MSCI ACWI ex-USA IMI Index (USD) (NR) serves as the Fund's regulatory index and provides a broad measure of market performance. Also presented is the performance of the MSCI ACWI ex-USA Small Cap Index (USD) (NR), which the Fund believes is more representative of the securities in which the Fund invests.